Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - Other intangible assets - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			€ 3,604	€ 720	€ 310
Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss	€ 1,194	€ 1,609	2,236
Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			2,757	264	213
Research and development
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			847	454	80
Marketed product Lemtrada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			163
Zantac
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			352
Sotaglifozin [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			275
Pharmaceuticals | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			2,405	258	23
Vaccines | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			0	6	190
Consumer Healthcare | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			352	0	0
Other segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)			€ 0	2	€ 17
United States | Marketed product Lemtrada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss				€ 183